Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings	6 Months Ended
Sep. 30, 2022
Disclosure of Repurchase Agreements [Abstract]
Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings	REPURCHASE AGREEMENTS AND SECURITIES LENDING TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWINGS
The following tables present gross obligations for payables under repurchase agreements, payables under securities lending transactions and obligations to return securities received as collateral by remaining contractual maturity and class of collateral pledged at March 31, 2022 and September 30, 2022. Potential risks associated with these arrangements primarily relate to market and liquidity risks. To manage risks associated with market exposure, the MUFG Group generally revalues the collateral underlying its repurchase agreements and securities lending transactions on a daily basis and monitors the value of the underlying securities, consisting of primarily high-quality securities such as Japanese national government and Japanese government agency bonds, and foreign government and official institution bonds. In the event the market value of such securities falls below the related agreements at contract amounts plus accrued interest, the MUFG Group may be required to deposit additional collateral when appropriate. To address liquidity risks, the MUFG Group conducts stress tests to ensure the adequate level of liquidity is maintained in the event of a decline in the fair value of any collateral pledged.

	March 31, 2022
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥6,703	¥17,050	¥3,934	¥2,030	¥29,717
Payables under securities lending transactions	972	95	29	1	1,097
Obligations to return securities received as collateral	5,782	450	437	157	6,826
Total	¥13,457	¥17,595	¥4,400	¥2,188	¥37,640

	September 30, 2022
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥9,188	¥18,047	¥6,319	¥3,322	¥36,876
Payables under securities lending transactions	889	24	7	71	991
Obligations to return securities received as collateral	6,056	386	69	241	6,752
Total	¥16,133	¥18,457	¥6,395	¥3,634	¥44,619
Secured borrowing by the class of collateral pledged at March 31, 2022 and September 30, 2022 was as follows:

	March 31, 2022
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥7,486	¥359	¥4,199	¥12,044
Foreign government and official institution bonds	14,116	11	1,017	15,144
Corporate bonds	745	68	330	1,143
Residential mortgage-backed securities	6,720	1	—	6,721
Other debt securities	276	—	2	278
Marketable equity securities	360	641	1,278	2,279
Other	14	17	—	31
Total	¥29,717	¥1,097	¥6,826	¥37,640

	September 30, 2022
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥14,908	¥314	¥3,500	¥18,722
Foreign government and official institution bonds	11,639	18	1,394	13,051
Corporate bonds	876	75	418	1,369
Residential mortgage-backed securities	8,497	—	4	8,501
Other debt securities	390	—	72	462
Marketable equity securities	304	559	1,364	2,227
Other	262	25	—	287
Total	¥36,876	¥991	¥6,752	¥44,619